Asset Acquisition - Narrative (Details) $ / shares in Units, $ in Thousands	Jun. 22, 2023 USD ($) $ / shares shares
Asset Acquisition [Line Items]
Cost to acquire asset | $	$ 113,200
Spyre Therapeutics, Inc.
Asset Acquisition [Line Items]
Cost to acquire asset | $	$ 113,176
Asset acquisition consideration transferred issuable shares of common stock on an as-converted basis	14,595,480
Spyre 2023 Equity Incentive Plan | Spyre Therapeutics, Inc.
Asset Acquisition [Line Items]
Number of outstanding and unexercised stock options to purchase (in shares)	2,734
Series A Non Voting Convertible Preferred Stock | Spyre Therapeutics, Inc.
Asset Acquisition [Line Items]
Number of shares transferred as equity interest in asset acquisition	364,887
Shares issued, price per share (in dollars per share) | $ / shares	$ 291.08
Common Stock | Spyre Therapeutics, Inc.
Asset Acquisition [Line Items]
Number of shares transferred as equity interest in asset acquisition	517,809
Shares issued, price per share (in dollars per share) | $ / shares	$ 7.277